LEASES (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 26, 2019	Jun. 27, 2018	Jun. 28, 2017
Capital Leased Assets [Line Items]
Amortization expense for capital lease assets	$ 8.7	$ 5.6	$ 1.9
Building [Member]
Capital Leased Assets [Line Items]
Gross value of assets under capital leases	38.8	38.8
Accumulated amortization of capital lease assets	29.5	27.8
Equipment [Member]
Capital Leased Assets [Line Items]
Gross value of assets under capital leases	44.2	20.3
Accumulated amortization of capital lease assets	$ 21.8	$ 5.1